Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of loans evaluated for impairment by class
Recorded Investment	$ 68,800	$ 14,710
Unpaid Principal Balance	76,460	19,856
Related Allowance	4,440	5,146
Average Recorded Investment	75,532	19,243
Interest Income Recognized	3,055	646
One- to four-family, Amortizing [Member]
Summary of loans evaluated for impairment by class
Recorded Investment	53,831	2,031
Unpaid Principal Balance	56,876	2,031
Related Allowance	0	0
Average Recorded Investment	55,595	2,031
Interest Income Recognized	2,411	106
One- to four-family, Interest-only [Member]
Summary of loans evaluated for impairment by class
Recorded Investment	4,799	1,104
Unpaid Principal Balance	4,974	1,104
Related Allowance	0	0
Average Recorded Investment	4,891	1,104
Interest Income Recognized	159	55
Multi-family and commercial mortgages [Member]
Summary of loans evaluated for impairment by class
Recorded Investment	6,548	5,712
Unpaid Principal Balance	10,266	9,161
Related Allowance	3,718	3,449
Average Recorded Investment	10,294	9,159
Interest Income Recognized	485	485
Construction loans [Member]
Summary of loans evaluated for impairment by class
Recorded Investment	3,622	5,863
Unpaid Principal Balance	4,344	7,560
Related Allowance	722	1,697
Average Recorded Investment	4,752	6,949
Interest Income Recognized	$ 0	$ 0